Short-Term Borrowings (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Short-Term Borrowings [Line Items]
Working capital	$ 34,700,000
Short-term borrowings interest expenses	$ 324,736
Minimum [Member]
Short-Term Borrowings [Line Items]
Borrowings bore interest rate	3.60%
Maximum [Member]
Short-Term Borrowings [Line Items]
Borrowings bore interest rate	4.00%